Equity Incentive Plans (Tables)	6 Months Ended
Jun. 30, 2015
Employee Stock Option
Equity Incentive Plans [Line Items]
Schedule of non-vested shares and weighted average grant date fair value

	Shares	Weighted average exercise price	Weighted Average Grant Date Fair Value
Options
Outstanding at January 1, 2015	-	$-	$-
Granted	521,250	5.5	1.4121
Outstanding as of June 30, 2015	521,250	$5.5	$1.4121

Restricted common shares
Equity Incentive Plans [Line Items]
Schedule of non-vested shares and weighted average grant date fair value
	Number of shares	Weighted Average Grant Date Fair Value

Unvested as at January 1, 2014	276,667	$7.46
Granted	402,167	10.86
Vested	(266,000)	7.65
Unvested as at June 30, 2014	412,834	$10.65

Unvested as at January 1, 2015	394,167	$10.86
Granted	676,150	3.55
Vested	(394,167)	10.86
Unvested as at June 30, 2015	676,150	$3.55